Document and Entity Information	Nov. 30, 2023
Cover [Abstract]
Entity Registrant Name	NEVRO CORP
Amendment Flag	false
Entity Central Index Key	0001444380
Document Type	8-K
Document Period End Date	Nov. 30, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-36715
Entity Tax Identification Number	56-2568057
Entity Address, Address Line One	1800 Bridge Parkway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	251-0005
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	NVRO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false